Interest Expense	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Interest Expense
10	INTEREST EXPENSE

	2019	2018	2017
	RMB	RMB	RMB
Interest on :
Bank loans	3,094	2,134	1,684
Other loans	15,476	16,313	17,712
Lease liabilities	7,476	—	—
Accretion expense (Note 32)	5,525	5,678	5,453
Less: Amounts capitalized	(1,162)	(1,407)	(2,008)
	30,409	22,718	22,841
Amounts capitalized are borrowing costs that are attributable to the construction of a qualifying asset. The average interest rate used to capitalize such general borrowing cost was 4.28
%
per annum for the year ended December 31, 2019 (2018: 4.28% per annum, 2017: 4.28% per annum).